SHORT-TERM AND LONG-TERM LOANS	9 Months Ended
Sep. 30, 2015
SHORT-TERM AND LONG-TERM LOANS [Abstract]
SHORT-TERM AND LONG-TERM LOANS
10.	SHORT-TERM AND LONG-TERM LOANS

Short-term and long-term loans consist of the following:

	As of
	December 31, 2014	September 30, 2015
	(Audited)	(Unaudited)
	US$	US$

Short-term loans	80,750	172,750
Long-term loans	100,000	-

Short-term loans outstanding as of December 31, 2014 and September 30, 2015 represent US$ denominated bank borrowings of US$80,750 and US$172,750 obtained from financial institutions in New York. These bank borrowings are secured by RMB denominated bank deposits of US$85,000 and US$199,099 placed with financial institutions in the PRC. These pledged deposits are classified as restricted cash on the unaudited interim condensed consolidated balance sheets. The short-term bank borrowings are repayable on demand and bear interest rates ranging from LIBOR plus 0.9% to LIBOR plus 2.6%. During the nine months ended September 30, 2015, the loans outstanding as of December 31, 2014 amounting to US$80,750 were fully repaid and the related pledged deposits amounting to US$85,000 were released by the respective financial institutions. Moreover, US$72,750 of short-term loans was obtained from Shinhan bank, New York Branch and these bank borrowings were secured by RMB denominated bank deposits of US$90,500 as of September 30, 2015, placed with financial institutions in the PRC.

Long-term loans outstanding as of December 31, 2014 represent two US$ denominated bank borrowings with an aggregate amount of US$100,000, obtained from financial institutions in the United States. These bank borrowings are secured by RMB denominated bank deposits of US$108,599 as of December 31, 2014, placed with financial institutions in the PRC. These pledged deposits are classified as restricted cash on the unaudited interim condensed consolidated balance sheets. The long-term bank borrowings are repayable on demand if the Company is not in compliance with certain covenants and provisions stipulated in the loan agreements and bear interest rates at LIBOR plus 1.0%. Long-term loans of US$1,000,000 as of December 31, 2014 was reclassified as short-term loans as of September 30, 2015 as the maturity period was within one year.

The Group had undrawn lines of credit with various financial institutions of US$59,999 and nil as of December 31, 2014 and September 30, 2015, respectively.